Average Annual Total Returns - Unconstrained Bond Series	Mar. 01, 2021
FTSEMonthTreasuryBillIndex [Member]
Average Annual Return:
1 Year	0.58%
5 Years	1.16%
10 Years	0.60%
Bloomberg Barclays U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
CLASS S
Average Annual Return:
1 Year	7.54%
5 Years	3.98%
10 Years	3.76%
CLASS S | After Taxes on Distributions
Average Annual Return:
1 Year	6.37%
5 Years	2.96%
10 Years	2.39%
CLASS S | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.44%
5 Years	2.60%
10 Years	2.38%
CLASS I
Average Annual Return:
1 Year	7.74%
5 Years	4.23%
10 Years	3.94%
CLASS W
Average Annual Return:
1 Year	8.29%
5 Years	4.26%
10 Years	3.90%